Note 11 - Finance Expenses and Income (Details Textual) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Net finance cost, realization of exchange value	R$ 77.5
Other receivables, monetary adjustments, exclusion of ICMS from basis of PIS and CONFINS calculation		R$ 384.8	R$ 1,800.0
State of Mato Grosso [member]
Statement Line Items [Line Items]
State amnesty payments	R$ 101.9